Retirement Plans	12 Months Ended
Dec. 31, 2014
Retirement Plans [Abstract]
Retirement Plans

15. Retirement Plans

Employees of the Company may participate in a 401k plan, which provides for matching contributions from the Company. Expenses related to this 401k plan were $5,174,  $4,942 and $4,040 for the years ended December 31, 2014, 2013 and 2012, respectively.